CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES
Income for the year	$ 2,002,031	$ 2,388,347	$ 1,539,294
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization	154,939	142,323	138,304
Stock-based compensation	196,115	10,642	33,437
Change in fair value warrant derivative liability	(137,313)	21,520	114,793
Unrealized foreign exchange loss (gain)	(296,022)	(49,478)	9,863
Purchase of trading securities	(1,378,637)	(801,932)	(556,385)
Proceeds on sale of trading securities	1,562,517	1,921,090	313,386
Net loss (gain) on sales of trading securities	(1,346,699)	(1,485,100)	31,723
Changes in non-cash working capital items:
(Increase) decrease in receivables and other assets	76,836	(105,270)	(36,748)
Decrease (increase) in inventory	(448,944)	(242,098)	4,455
Change in asset retirement obligation	(18,517)	(29,314)	(16,973)
Increase (decrease) in accounts payable and accrued liabilities	139,110	(172,871)	82,928
Net cash provided by operating activities	505,415	1,597,859	1,658,077
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of equipment	(319,590)	(47,170)	(117,619)
Net cash used in investing activities	(319,590)	(47,170)	(117,619)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercise of options and warrants	406,044
Repurchase of capital stock	(121,852)	(133,575)	(290,985)
Net cash (used in) provided by financing activities	284,192	(133,575)	(290,985)
Change in cash and cash equivalents and restricted cash during the year	470,017	1,417,114	1,249,473
Cash and cash equivalents and restricted cash at beginning of year	4,277,561	2,860,447	1,610,974
Cash and cash equivalents and restricted cash, end of the year	4,747,578	4,277,561	2,860,447
Reconciliation of Cash and Cash Equivalents and Restricted Cash
Cash and cash equivalents at beginning of year	3,981,239	2,564,125	1,364,652
Restricted cash at beginning of year	296,322	296,322	246,322
Cash and cash equivalents and restricted cash at beginning of year	4,277,561	2,860,447	1,610,974
Cash and cash equivalents at end of year	4,451,256	3,981,239	2,564,125
Restricted cash at end of year	296,322	296,322	296,322
Cash and cash equivalents and restricted cash, end of the year	$ 4,747,578	$ 4,277,561	$ 2,860,447